Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
StockBased Compensation [Line Items]
Unrecognized compensation expense related to unvested stock based awards	$ 10.6		$ 10.6		$ 7.7
Unrecognized compensation expense expected period for recognition			2 years 10 months 24 days		3 years
Expected annual dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant-date fair value of stock options granted	$ 6.82	$ 4.20	$ 5.92	$ 3.89	$ 4.37	$ 2.54
Percentage of change in fair value of stock					1,000
Purchase price of common stock expressed as a percentage of its fair value.					110.00%
Share based payments expiry period					4 years
Share based payments aggregate intrinsic value of stock options exercised					$ 0.3	$ 0.1
Share based payment aggregate intrinsic value of restricted stock awards vested					$ 200,000	$ 400,000
Twenty Fourteen Stock Incentive Plan [Member]
StockBased Compensation [Line Items]
Number of shares of common stock authorised for issue	4,853,361		4,853,361		4,853,361
Common stock shares reserved for future issuance	714,737		714,737		1,342,523